UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21113

Touchstone Institutional Funds Trust
(Exact name of registrant as specified in charter)

303 Broadway, Suite 1100

Cincinnati, Ohio 45202-4203
(Address of principal executive offices) (Zip code)

Jill T. McGruder
303 Broadway, Suite 1100

Cincinnati, Ohio 45202-4203
(Name and address of agent for service)

Registrant's telephone number, including area code: 800-638-8194

Date of fiscal year end: December 31

Date of reporting period: June 30, 2014

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

June 30, 2014

(Unaudited)

Semi-Annual Report

Touchstone Institutional Funds Trust

Touchstone Sands Capital Institutional Growth Fund

This report identifies the Fund's investments on June 30, 2014. These holdings are subject to change. Not all investments in the Fund performed the same, nor is there any guarantee that these investments will perform as well in the future. Market forecasts provided in this report may not occur.

2

Tabular Presentation of Portfolio of Investments (Unaudited)

June 30, 2014

The table below provides the Fund’s sector allocation. We hope it will be useful to shareholders as it summarizes key information about the Fund’s investments.

Touchstone Sands Capital Institutional Growth Fund
Sector Allocation*	(% of Net Assets)
Information Technology	36.5%
Consumer Discretionary	23.8
Health Care	17.9
Energy	12.4
Materials	3.8
Financials	2.5
Consumer Staples	2.0
Investment Funds	3.0
Other Assets/Liabilities (Net)	(1.9)
Total	100.0%

* Sector Classifications are based upon the Global Industry Classification Standard (GICS®).

3

Portfolio of Investments

Touchstone Sands Capital Institutional Growth Fund – June 30, 2014 (Unaudited)

		Market
	Shares	Value

Common Stocks — 98.9%

Information Technology — 36.5%
ARM Holdings PLC ADR	2,438,000	$110,295,120
ASML Holding NV, (Netherlands)	973,000	90,751,710
Baidu, Inc. ADR*	966,000	180,458,460
Facebook, Inc. - Class A*	2,220,000	149,383,800
Google, Inc. - Class A*	203,000	118,688,010
Google, Inc. - Class C*	203,000	116,781,840
LinkedIn Corp. - Class A*	856,000	146,778,320
Salesforce.com, Inc.*	2,660,000	154,492,800
Splunk, Inc.*	1,610,000	89,081,300
Visa, Inc. - Class A	1,306,000	275,187,260
		1,431,898,620

Consumer Discretionary — 23.8%
Amazon.com, Inc.*	686,000	222,799,080
Chipotle Mexican Grill, Inc.*	296,000	175,382,960
Las Vegas Sands Corp.	1,533,000	116,845,260
NIKE, Inc. - Class B	1,651,000	128,035,050
priceline.com, Inc.*	120,000	144,360,000
Starbucks Corp.	922,000	71,344,360
Twenty-First Century Fox, Inc.- Class A	2,129,000	74,834,350
		933,601,060

Health Care — 17.9%
Alexion Pharmaceuticals, Inc.*	668,000	104,375,000
athenahealth, Inc.*†	596,000	74,577,480
Biogen Idec, Inc.*	472,000	148,826,320
BioMarin Pharmaceutical, Inc.*	1,099,000	68,368,790
Cerner Corp.*	1,773,000	91,451,340
Intuitive Surgical, Inc.*	177,000	72,888,600
Regeneron Pharmaceuticals, Inc.*	499,000	140,952,530
		701,440,060

Energy — 12.4%
FMC Technologies, Inc.*	1,731,000	105,712,170
National Oilwell Varco, Inc.	1,347,000	110,925,450
Schlumberger Ltd. (Cook Islands)	1,237,000	145,904,150
Southwestern Energy Co.*	2,741,000	124,688,090
		487,229,860

Materials — 3.8%
Monsanto Co.	1,185,000	147,816,900

Financials — 2.5%
Charles Schwab Corp. (The)	3,669,000	98,806,170

Consumer Staples — 2.0%
Whole Foods Market, Inc.	1,988,000	76,796,440
Total Common Stocks		$3,877,589,110

Investment Funds — 3.0%
Invesco Government & Agency Portfolio, Institutional Class, 0.01%**∞Ω	75,198,616	75,198,616
Touchstone Institutional Money Market Fund, 0.01%^∞Ω	42,512,153	42,512,153
Total Investment Funds		$117,710,769

Total Investment Securities —101.9%
(Cost $2,857,135,345)		$3,995,299,879

Liabilities in Excess of Other Assets — (1.9%)		(74,300,097)

Net Assets — 100.0%		$3,920,999,782

*	Non-income producing security.

**	Represents collateral for securities loaned.

^	Affiliated Fund. See Note 4 in Notes to Financial Statements.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of June 30, 2014 was $72,559,133.

∞	Open-End Fund

Ω	Represents the 7-day SEC yield as of June 30, 2014.

Portfolio Abbreviations:

ADR - American Depositary Receipt

PLC - Public Limited Company

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$3,877,589,110	$—	$—	$3,877,589,110
Investment Funds	117,710,769	—	—	117,710,769
				$3,995,299,879

See accompanying Notes to Financial Statements.

4

Statement of Assets and Liabilities

June 30, 2014 (Unaudited)

Touchstone
Sands Capital
Institutional
Growth
Fund
Assets
Investments, at cost	$2,857,135,345
Affiliated securities, at market value	$42,512,153
Non-affiliated securities, at market value	3,952,787,726
Investments, at market value (A)	$3,995,299,879
Dividends and interest receivable	1,007,108
Receivable for capital shares sold	10,741,597
Receivable for securities lending income	2,697
Other assets	54,780
Total Assets	4,007,106,061

Liabilities
Payable for return of collateral for securities on loan	75,198,616
Payable for capital shares redeemed	8,360,800
Payable to Advisor	2,462,790
Other accrued expenses and liabilities	84,073
Total Liabilities	86,106,279

Net Assets	$3,920,999,782

Net assets consist of:
Paid-in capital	$2,523,554,394
Accumulated net investment loss	(6,559,763)
Accumulated net realized gains on investments	265,840,617
Net unrealized appreciation on investments	1,138,164,534
Net assets applicable to shares outstanding	$3,920,999,782

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	173,117,826
Net asset value, offering price and redemption price per share	$22.65

(A) Includes market value of securities on loan of:	$72,559,133

See accompanying Notes to Financial Statements.

5

Statement of Operations

For the Six Months Ended June 30, 2014 (Unaudited)

Touchstone
Sands Capital
Institutional
Growth
Fund
Investment Income
Dividends from affiliated securities	$3,731
Dividends from non-affiliated securities(A)	8,425,226
Income from securities loaned	14,660
Total Investment Income	8,443,617

Expenses
Unified management fee	14,822,282
Registration fees	58,919
Other expenses	122,179
Net Expenses	15,003,380

Net Investment Loss	(6,559,763)

Realized and Unrealized Gain (Loss) on Investments
Net realized gains on investments	198,260,258
Net change in unrealized appreciation (depreciation) on investments	(140,972,434)

Net Realized and Unrealized Gains on Investments	57,287,824

Change in Net Assets Resulting from Operations	$50,728,061

(A) Net of foreign tax withholding of:	$172,109

See accompanying Notes to Financial Statements.

6

Statements of Changes in Net Assets

	Touchstone Sands Capital Institutional Growth Fund
	For the
	Six Months	For the
	Ended	Year
	June 30,	Ended
	2014	December 31,
	(Unaudited)	2013
From Operations
Net investment loss	$(6,559,763)	$(11,935,020)
Net realized gains on investments	198,260,258	342,867,681
Net change in unrealized appreciation (depreciation) on investments	(140,972,434)	740,599,396
Change in Net Assets from Operations	50,728,061	1,071,532,057

Distributions to Shareholders from:
Net investment income	—	(167,175)
Net realized gains	—	(282,972,885)
Total Distributions	—	(283,140,060)

Share Transactions
Proceeds from shares sold	480,495,757	1,321,235,369
Reinvestment of distributions	—	273,516,849
Cost of shares redeemed	(410,868,632)	(832,572,615)
Change in Net Assets from Share Transactions	69,627,125	762,179,603

Total Increase in Net Assets	120,355,186	1,550,571,600

Net Assets
Beginning of period	3,800,644,596	2,250,072,996
End of period	$3,920,999,782	$3,800,644,596

Accumulated Net Investment Income (Loss)	$(6,559,763)	$—

Share Transactions
Shares issued	21,469,539	67,787,108
Shares reinvested	—	12,751,107
Shares redeemed	(18,479,518)	(41,860,871)
Change from Share Transactions	2,990,021	38,677,344

See accompanying Notes to Financial Statements.

7

Financial Highlights

Touchstone Sands Capital Institutional Growth Fund

Selected Data for a Share Outstanding Throughout Each Period

Six Months Ended June 30, 2014	Year Ended December 31,
(Unaudited)	2013	2012	2011	2010	2009
Net asset value at beginning of period	$22.34	$17.12	$14.36	$14.04	$11.12	$6.50
Income (loss) from investment operations:
Net investment income (loss)	(0.04)	(0.07)	0.01	(0.04)	(0.03)	(0.01)
Net realized and unrealized gains on investments	0.35	7.06	3.40	0.36	2.95	4.63
Total from investment operations	0.31	6.99	3.41	0.32	2.92	4.62
Distributions from:
Net investment income	—	—	(A)	(0.01)	—	—	—
Realized capital gains	—	(1.77)	(0.64)	—	—	—
Total distributions	—	(1.77)	(0.65)	—	—	—
Net asset value at end of period	$22.65	$22.34	$17.12	$14.36	$14.04	$11.12
Total return	1.39	%(B)	41.28%	23.75%	2.28%	26.26%	71.08%
Net assets at end of period (000's)	$3,921,000	$3,800,645	$2,250,073	$1,490,474	$1,230,960	$1,003,897
Ratio to average net assets:
Net expenses	0.79	%(C)	0.80%	0.79%	0.80%	0.80%	0.80%
Gross expenses	0.79	%(C)	0.80%	0.79%	0.80%	0.80%	0.80%
Net investment income (loss)	(0.35	%)(C)	(0.40%)	0.06%	(0.28%)	(0.26%)	(0.13%)
Portfolio turnover rate	12	%(B)	37%	31%	18%	41%	34%

(A) Less than $0.005 per share.

(B) Not annualized.

(C) Annualized.

See accompanying Notes to Financial Statements.

8

Notes to Financial Statements

June 30, 2014 (Unaudited)

1. Organization

The Touchstone Institutional Funds Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.TheTrust was established as a Delaware statutory trust pursuant to a Declaration of Trust dated May 29, 2002. The Trust consists of one fund, theTouchstone Sands Capital Institutional Growth Fund (“Sands Capital Institutional Growth Fund” or the “Fund”), which is an open-end, non-diversified management investment company.

The Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest of the Fund. The Fund offers a single class of shares. The Fund’s prospectus provides a description of the Fund’s investment goals, policies, and strategies along with information on the class of shares currently being offered.

2. Significant Accounting Policies

The following is a summary of the Fund’s significant accounting policies:

Security valuation and fair value measurements— All investments in securities are recorded at their estimated fair value. The Fund defines the term “market value”, as used throughout this report, as the estimated fair value.The Fund uses various methods to measure fair value of its portfolio securities on a recurring basis. Generally accepted accounting principles in the United States (“U.S. GAAP”) establish a hierarchy that prioritizes inputs to valuation methods. These inputs are summarized in the three broad levels listed below:

•	Level 1 –	quoted prices in active markets for identical securities

•	Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market instruments are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The aggregate value by input level, as of June 30, 2014, for the Fund’s investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, if applicable, is included in the Fund’s Portfolio of Investments, which also includes a breakdown of the Fund’s investments by sector allocation. The Fund did not hold any Level 3 categorized securities during the six months ended June 30, 2014.

All transfers in and out of the levels are recognized at the value at the end of the period. During the six months ended June 30, 2014, there were no transfers between Levels 1, 2 and 3 for the Fund.

The Fund’s portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (currently 4:00 p.m., Eastern time). Portfolio securities traded on stock exchanges are valued at the last bid price, and to the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy. Portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Securities not traded on a particular day, or for which the last bid price is not readily available, are valued at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities by an independent pricing service and are categorized in Level 2. Money market instruments and other debt securities with a remaining maturity of less than 60 days are valued at amortized cost, which approximates market value and are categorized in Level 2. While this method provides consistency

9

Notes to Financial Statements (Unaudited) (Continued)

in valuation (and may only be used if it approximates market value), it may result in periods during which value, as determined by amortized cost, is higher or lower than the price that would be received if the Fund sold the investment. Securities for which market quotations or the NOCP are not readily available are fair valued as determined by or under the direction of the Board of Trustees (the “Board”) and are categorized in Level 3. Shares of open-end mutual funds in which the Fund invests are valued at their respective net asset values (“NAV”) as reported by the underlying funds and are categorized in Level 1. The prices for foreign securities are reported in local currency and translated into U.S. dollars using currency exchange rates.

Level 2 Valuation— Securities mainly traded on a non-U.S. exchange are generally valued according to the preceding closing values on that exchange. However, if an event that may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, but before the close of regular trading on the NYSE, the security may be priced based on fair value. This may cause the value of the security, if held on the books of the Fund to be different from the closing value on the non-U.S. exchange and may affect the calculation of the NAV of the Fund.

Level 3 Valuation— Securities held by the Fund that do not have readily available market quotations, significant observable inputs, or securities for which the available market quotations are not reliable, are priced at their fair value using procedures approved by the Fund’s Board.

The Fund may use fair value pricing under the following circumstances, among others:

•	If the value of a security has been materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets on which the security is traded.
•	If the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Fund’s NAV calculation.
•	If a security is so thinly traded that reliable market quotations are unavailable due to infrequent trading.
•	If the validity of market quotations is not reliable.

Investment companies— The Fund may invest in securities of other investment companies, including exchange-traded funds (“ETFs”), open-end funds and closed-end funds. Open-end funds are investment companies that issue new shares continuously and redeem shares daily. Closed-end funds are investment companies that typically issue a fixed number of shares that trade on a securities exchange or over-the-counter. An ETF is an investment company that typically seeks to track the performance of an index by holding in its portfolio shares of all the companies, or a representative sample of the companies, that are components of a particular index. ETFs are traded on a securities exchange based on their market value. The risks of investment in other investment companies typically reflect the risks of the types of securities in which investment companies invest. Investments in ETFs and closed-end funds are subject to the additional risk that their shares may trade at a premium or discount to their NAV. When the Fund invests in another investment company, shareholders of the Fund indirectly bear their proportionate share of the other investment company’s fees and expenses, including operating, registration, trustee, licensing and marketing, as well as their share of the Fund’s fees and expenses.

Portfolio securities loaned— The Fund may lend its portfolio securities. Lending portfolio securities exposes the Fund to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that the Fund may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain cash collateral with the Fund’s custodian. The loaned securities are secured by collateral valued at least equal, at all times, to the market value of the loaned securities plus accrued interest, if any. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The cash collateral is reinvested by the Fund’s custodian into an approved investment vehicle. The approved investment vehicle is subject to market risk.

10

Notes to Financial Statements (Unaudited) (Continued)

As of June 30, 2014, the Fund loaned securities and received collateral as follows:

	Market Value of	Market Value of
	Securities	Collateral
Fund	Loaned	Received
Sands Capital Institutional Growth Fund	$72,559,133	$75,198,616

All cash collateral is received, held, and administered by the Fund’s custodian for the benefit of the lending Fund in its custody account or other account established for the purpose of holding collateral.

By participating in securities lending, the Fund receives compensation in the form of fees. Securities lending income is derived from lending long securities from the Fund to creditworthy approved borrowers at rates that are determined based on daily trading volumes, float, short-term interest rates and market liquidity. A lending Fund retains the interest or dividends on the investment of any cash received as collateral. The lending Fund continues to receive interest or dividends on the loaned securities.

Unrealized gain or loss on the market value of the loaned securities that may occur during the term of the loan is recognized by the lending Fund. The lending Fund has the right under the lending agreement to recover the securities from the borrower on demand.

Share valuation—The NAV per share of the Fund is calculated daily by dividing the total value of the Fund’s assets, less liabilities, by its number of outstanding shares.

Investment income— Dividend income from securities is recognized on the ex-dividend date, net of foreign withholding taxes, if any, which are reduced by any amounts reclaimable by the Fund, where applicable. Interest income from securities is recorded on the basis of interest accrued, premium amortized and discount accreted.

Distributions to shareholders— The Fund intends to distribute to its shareholders substantially all of its income and capital gains. The Fund declares and distributes net investment income, if any, quarterly as a dividend to shareholders. The Fund makes distributions of capital gains, if any, at least annually, net of applicable capital loss carryforwards. Income distributions and capital gain distributions are determined in accordance with income tax regulations. Recognition of the Fund’s net investment income that invests in underlying funds is affected by the timing of dividend declaration by underlying funds.

Allocations — Expenses not directly billed to the Fund are allocated proportionally among all the Funds in the Trust, and, if applicable,Touchstone Investment Trust,Touchstone Funds Group Trust, Touchstone Tax-Free Trust, Touchstone Variable Series Trust, and Touchstone Strategic Trust, daily in relation to net assets of each Fund or another reasonable measure.

Security transactions— Security transactions are reflected for financial reporting purposes as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis.

Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Expenses— The Fund pays a unified management fee to Touchstone Advisors, Inc. (“Advisor” or “Administrator”) for providing or procuring advisory, administration and other services. The Advisor is responsible for compensating any third party engaged to provide services under its supervision and is also responsible for payment of the fees of the independent Trustees, custodian, independent auditor, legal counsel (excluding costs in connection with certain litigation or administrative actions), and the transfer and dividend disbursing agent. The Fund will pay all state registration fees, interest, taxes, dues, fees, or similar costs, brokerage or other transaction costs, and certain extraordinary expenses.

11

Notes to Financial Statements (Unaudited) (Continued)

3. Investment Transactions

Investment transactions (excluding short-term investments and U.S. Government securities) were as follows for the six months ended June 30, 2014:

Sands Capital
Institutional
Growth Fund
Purchases of investment securities	$514,014,515
Proceeds from sales and maturities	437,019,733

There were no purchases or proceeds from sales and maturities of U.S. Government securities by the Fund for the six months ended June 30, 2014.

4. Transactions with Affiliates and Other Related Parties

Certain officers of the Trust are also officers of the Advisor, Touchstone Securities, Inc. (the “Underwriter”) or BNY Mellon Investment Servicing (U.S.) Inc. (“BNY Mellon”), the Sub-Administrator and Transfer Agent to the Fund. Such officers receive no compensation from the Trust. The Advisor and the Underwriter are each wholly-owned, indirect subsidiaries of Western & Southern Financial Group, Inc.

On behalf of the Fund, the Advisor pays each Independent Trustee a quarterly retainer plus additional retainers to the Lead Independent Trustee and the chairs of each standing committee. Interested Trustees do not receive compensation from the Fund. Each Independent Trustee will also receive compensation for each board meeting and committee meeting attended. Each standing committee chair will receive additional compensation for each committee meeting that he or she oversees.

MANAGEMENT & EXPENSE LIMITATION AGREEMENTS

The Advisor provides general investment supervisory services for the Fund, under terms of an advisory agreement (the “Advisory Agreement”). Under the Advisory Agreement, the Fund pays the Advisor a fee, which is computed and accrued daily and paid monthly, at an annual rate of 0.78% of the average daily net assets of the Fund. Under the Advisory Agreement, the Advisor also provides administrative services to the Trust and pays all operating expenses on theTrust’s behalf, excluding state registration fees, interest, taxes, dues, fees, or similar costs, brokerage commissions; other expenditures which are capitalized in accordance with GAAP; the cost of “Acquired Fund Fees and Expenses”, if any; and other extraordinary expenses not incurred in the ordinary course of business.

The Advisor has entered into an investment sub-advisory agreement with Sands Capital Management, LLC (the “Sub-Advisor”), a Securities and Exchange Commission (“SEC”) registered investment advisor. The Advisor, not the Fund, pays sub-advisory fees to the Sub-Advisor.

The Advisor entered into an expense limitation agreement (the “Expense Limitation Agreement”) to contractually limit operating expenses of the Fund, excluding: dividend and interest expenses on short sales; interest; taxes; brokerage commissions; other expenditures which are capitalized in accordance with GAAP; the cost of “Acquired Fund Fees and Expenses”, if any; and other extraordinary expenses not incurred in the ordinary course of business. The maximum operating expense limit in any year with respect to the Fund, as a percentage of the average daily net assets of the Fund, is 0.80%. The Advisor has agreed to waive advisory fees and reimburse expenses in order to maintain the expense limitation for the Fund through at least April 29, 2015. During six months ended June 30, 2014, the Advisor did not waive advisory fees or reimburse any operating expenses.

Effective April 29, 2012, under the terms of the Expense Limitation Agreement, the Advisor is entitled to recover, subject to approval by the Fund’s Board, such amounts waived or reimbursed for a period of up to three years from the year in which the Advisor reduced its compensation or assumed expenses for the Fund.

12

Notes to Financial Statements (Unaudited) (Continued)

No recoupment will occur unless the Fund’s operating expenses are below the expense limitation amount in effect at the time of the waiver or reimbursement. Since the effective date, the Advisor has not waived or reimbursed any expenses, therefore there are no amounts currently eligible for recoupment.

AFFILIATED INVESTMENTS

The Fund may invest in the Touchstone Institutional Money Market Fund, subject to compliance with several conditions set forth in an exemptive order received by the Trust from the SEC. To the extent that the Fund is invested in the Touchstone Institutional Money Market Fund, the Advisor and Administrator will be paid additional fees from the Touchstone Institutional Money Market Fund that will not be waived or reimbursed.

A summary of the Fund’s investment, as applicable, in the Touchstone Institutional Money Market Fund for the six months ended June 30, 2014, is as follows:

	Share Activity
	Balance			Balance		Value
	12/31/13	Purchases	Sales	06/30/14	Dividends	06/30/14
Sands Capital Institutional Growth Fund	52,442,333	402,282,321	(412,212,501)	42,512,153	$3,731	$42,512,153

5. Federal Tax Information

Federal income tax— It is the Fund’s policy to continue to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which the Fund so qualifies and distributes at least 90% of its investment company taxable income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. It is the Fund’s policy to distribute all of its taxable income and accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund’s intention to declare and pay as dividends in each calendar year at least 98% of its investment company taxable income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ending October 31) plus undistributed amounts from prior years.

The tax character of distributions paid are as follows:

	Sands Capital
	Institutional
	Growth Fund
	2013	2012
From ordinary income	$165,541	$1,000,065
From long-term capital gains	282,974,519	80,390,498
Total distributions	$283,140,060	$81,390,563

13

Notes to Financial Statements (Unaudited) (Continued)

The following information is computed on a tax basis for each item as of December 31, 2013:

Sands Capital
Institutional
Growth Fund
Tax cost of portfolio investments	$2,587,144,944
Gross unrealized appreciation	1,265,382,255
Gross unrealized depreciation	(4,246,750)
Net unrealized appreciation	1,261,135,505
Undistributed long-term capital gains	85,581,822
Accumulated earnings	$1,346,717,327

The difference between the tax cost of portfolio investments and the financial statement cost is primarily due to wash sale loss deferrals.

As of December 31, 2013, the Fund did not have any capital loss carryforwards for federal income tax purposes.

As of June 30, 2014, the Trust had the following federal tax cost resulting in net unrealized appreciation (depreciation) as follows:

		Gross	Gross	Net
	Federal Tax	Unrealized	Unrealized	Unrealized
Fund	Cost	Appreciation	Depreciation	Appreciation
Sands Capital Institutional Growth Fund	$2,857,135,345	$1,175,692,421	$(37,527,887)	$1,138,164,534

The Fund has analyzed its tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2010 through 2013) and has concluded that no provision for income tax is required in its financial statements.

6. Commitments and Contingencies

The Fund indemnifies the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

7. Risk Associated with Concentration

The Fund invests a high percentage of its assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Fund may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility on the Fund’s NAV and magnified effect on the total return.

8. Subsequent Events

Subsequent events occurring after the date of this report have been evaluated for potential impact to this report through the date the financial statements were issued. There were no subsequent events that necessitated recognition or disclosure in the Fund’s financial statements.

14

Other Items (Unaudited)

Proxy Voting Guidelines and Proxy Voting Records

The Sub-Advisor is responsible for exercising the voting rights associated with the securities purchased and held by the Fund. A description of the policies and procedures that the Sub-Advisor uses in fulfilling this responsibility is available as an appendix to the most recent Statement of Additional Information, which can be obtained without charge by calling toll free 1.800.543.0407 or by visiting the Touchstone website at www.touchstoneinvestments.com or on the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov. Information regarding how those proxies were voted during the most recent twelve-month period ended June 30 is also available without charge by calling toll free 1.800.543.0407 or on the Commission’s website at www.sec.gov.

Quarterly Portfolio Disclosure

The Trust files a complete listing of portfolio holdings for the Fund as of the end of the first and third quarters of each fiscal year on Form N-Q. The complete listing (i) is available on the Commission’s website; (ii) may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; (iii) will be made available to shareholders upon request by calling 1.800.543.0407; or (iv) can be obtained on the Touchstone website at www.touchstoneinvestments.com. Information on the operation of the Public Reference Room may be obtained by calling 1.800.SEC.0330.

Schedule of Shareholder Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including reinvested dividends or other distributions; and (2) ongoing costs, including investment advisory fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2014 through June 30, 2014).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six Months Ended June 30, 2014” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

15

Other Items (Unaudited) (Continued)

Schedule of Shareholder Expenses (Continued)

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table below is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

				Expenses
	Net Expense	Beginning	Ending	Paid During
	Ratio	Account	Account	the Six Months
	Annualized	Value	Value	Ended
	June 30,	January 1,	June 30,	June 30,
	2014	2014	2014	2014*
Touchstone Sands Capital Institutional Growth Fund
Actual	0.79%	$1,000.00	$1,013.90	$3.94
Hypothetical	0.79%	$1,000.00	$1,020.88	$3.96

*	Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

16

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PRIVACY PROTECTION POLICY

We Respect Your Privacy

Thank you for your decision to invest with us. Touchstone and its affiliates have always placed a high value on the trust and confidence our clients place in us. We believe that confidence must be earned and validated through time. In today’s world, when technology allows the sharing of information at light speeds, trust must be reinforced by our sincere pledge to take the steps necessary to ensure that the information you share with us is treated with respect and confidentiality.

Our Pledge to Our Clients

•	We collect only the information we need to service your account and administer our business.

•	We are committed to keeping your information confidential and we place strict limits and controls on the use and sharing of your information.

•	We make every effort to ensure the accuracy of your information.

We Collect the Following Nonpublic Personal Information About You:

•	Information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income and date of birth; and

•	Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payment history, parties to transactions, cost basis information, and other financial information.

Categories of Information We Disclose and Parties to Whom We Disclose

We do not disclose any nonpublic personal information about our current or former clients to nonaffiliated third parties, except as required or permitted by law.

We Place Strict Limits and Controls on the Use and Sharing of Your Information

•	We restrict access to nonpublic personal information about you to authorized employees who need the information to administer your business.

•	We maintain physical, electronic and procedural safeguards that comply with federal standards to protect this information.

•	We do not disclose any nonpublic personal information about our current or former clients to anyone, except as required or permitted by law or as described in this document.

•	We will not sell your personal information to anyone.

We May Provide Information to Service Your Account

Sometimes it is necessary to provide information about you to various companies such as transfer agents, custodians, broker-dealers and marketing service firms to facilitate the servicing of your account. These organizations have a legitimate business need to see some of your personal information in order for us to provide service to you. We may disclose to these various companies the information that we collect as described above. We require that these companies, including our own subsidiaries and affiliates, strictly maintain the confidentiality of this information and abide by all applicable laws. Companies within our corporate family that may receive this information are financial service providers and insurance companies. We do not permit these associated companies to sell the information for their own purposes, and we never sell our customer information.

This policy is applicable to the following affiliated companies: Touchstone Funds Group Trust, Touchstone Investment Trust, Touchstone Strategic Trust, Touchstone Tax-Free Trust, Touchstone Variable Series Trust, Touchstone Institutional Funds Trust, Touchstone Securities, Inc.,* and W&S Brokerage Services, Inc.

* Touchstone Securities, Inc. serves as the underwriter to the Touchstone Funds.

A Member of Western & Southern Financial Group®

The Privacy Protection Policy is not part of the Semi-Annual Report.

19

Touchstone Investments

Distributor

Touchstone Securities, Inc.*
303 Broadway
Cincinnati, Ohio 45202-4203 800.638.8194
www.touchstoneinvestments.com

Investment Advisor

Touchstone Advisors, Inc.*
303 Broadway
Cincinnati, Ohio 45202-4203

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.
4400 Computer Drive
Westborough, MA 01581

Shareholder Service

800.543.0407

* A Member of Western & Southern Financial Group

TSF-1105-TIFT-SAR-1406

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Touchstone Institutional Funds Trust

By (Signature and Title)* /s/ Jill T. McGruder

Jill T. McGruder, President

(principal executive officer)

Date 08/22/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Jill T. McGruder

Jill T. McGruder, President

(principal executive officer)

Date 08/22/14

By (Signature and Title)* /s/ Terrie A. Wiedenheft

Terrie A. Wiedenheft, Controller and Treasurer

(principal financial officer)

Date 08/22/14

* Print the name and title of each signing officer under his or her signature.